Goodwill (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)		Dec. 31, 2011 CNY	Jun. 30, 2013 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
Goodwill [Abstract]
Goodwill balance at beginning of year	$ 45,566,812		290,019,086	$ 43,863,929		290,019,086
Accumulated impairment charges	(45,917,431)		(290,019,086)	(19,219,870)		(122,328,706)
Goodwill, net				26,346,942		167,690,380		43,863,929	290,019,086
Impairment charge	(26,697,561)		(167,690,380)	(19,219,870)		(122,328,706)
Other adjustments	187,018	[1]		1,702,883	[1]
Increase (decrease) in goodwill	(26,346,942)		(167,690,380)	(17,516,987)		(122,328,706)
Goodwill, gross - End balance	$ 45,917,431		290,019,086	$ 45,566,812		290,019,086

[1]	Other adjustments are the exchange differences arising during the year.